Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Property And Equipment, Net Schedule Of Property, Plant And Equipment 1	$ 3,761
Property And Equipment, Net Schedule Of Property, Plant And Equipment 2	2,841
Property And Equipment, Net Schedule Of Property, Plant And Equipment 3	5,901
Property And Equipment, Net Schedule Of Property, Plant And Equipment 4	0
Property And Equipment, Net Schedule Of Property, Plant And Equipment 5	7,855
Property And Equipment, Net Schedule Of Property, Plant And Equipment 6	6,838
Property And Equipment, Net Schedule Of Property, Plant And Equipment 7	17,517
Property And Equipment, Net Schedule Of Property, Plant And Equipment 8	9,679
Property And Equipment, Net Schedule Of Property, Plant And Equipment 9	4,663
Property And Equipment, Net Schedule Of Property, Plant And Equipment 10	1,406
Property And Equipment, Net Schedule Of Property, Plant And Equipment 11	12
Property And Equipment, Net Schedule Of Property, Plant And Equipment 12	854
Property And Equipment, Net Schedule Of Property, Plant And Equipment 13	$ 8,273